Mergers and Acquisitions - Summary of CCFPI Selected Income Statement Information Related to Business Acquisition (Detail) - Philippinnes [member] $ in Millions	12 Months Ended
Dec. 31, 2017 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues	$ 20,524
Income before taxes	1,265
Net income	$ 896